Benefit Plans 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	$ 28.7		$ (7.6)	$ 19.0
Transfers out of Level 3	[2],[3]	18.9		21.5	3.6
Appalachian Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0	[4]	(3.6)	1.3
Transfers out of Level 3	[2],[3]	(1.2)	[4]	0.0	0.9
Indiana Michigan Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0	[4]	(2.5)	0.9
Transfers out of Level 3	[2],[3]	(0.8)	[4]	0.0	0.6
Ohio Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0		0.0	1.9
Transfers out of Level 3	[2],[3]	0.0		0.0	1.3
Public Service Co Of Oklahoma [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0		0.0	0.0
Transfers out of Level 3	[2],[3]	0.0		0.0	0.0
Southwestern Electric Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	[1],[2]	0.0		0.0	0.0
Transfers out of Level 3	[2],[3]	0.0		0.0	0.0
Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4,767.6		$ 4,967.5	4,711.2
Year End Allocation
Total		100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 4,767.6		$ 4,967.5	4,711.2
Actual Return on Plan Assets
Balance as of December 31		$ 4,767.6		$ 4,967.5	4,711.2
Pension Plan [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments		12.70%		12.90%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 603.2		$ 642.3	628.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		603.2		642.3	628.0
Actual Return on Plan Assets
Balance as of December 31		$ 603.2		$ 642.3	628.0
Pension Plan [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments		12.00%		11.90%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 570.0		$ 591.7	559.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		570.0		591.7	559.1
Actual Return on Plan Assets
Balance as of December 31		$ 570.0		$ 591.7	559.1
Pension Plan [Member] | Ohio Power Co [Member]
Allocated Assets of Investments		9.90%		10.00%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 472.1		$ 498.5	501.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		472.1		498.5	501.6
Actual Return on Plan Assets
Balance as of December 31		$ 472.1		$ 498.5	501.6
Pension Plan [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments		5.50%		5.50%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 262.1		$ 275.5	264.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		262.1		275.5	264.6
Actual Return on Plan Assets
Balance as of December 31		$ 262.1		$ 275.5	264.6
Pension Plan [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments		5.90%		5.80%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 280.6		$ 290.2	279.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		280.6		290.2	279.0
Actual Return on Plan Assets
Balance as of December 31		280.6		290.2	279.0
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 1,577.4		$ 1,693.9	1,698.7
Year End Allocation
Total		100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 1,577.4		$ 1,693.9	1,698.7
Actual Return on Plan Assets
Balance as of December 31		$ 1,577.4		$ 1,693.9	1,698.7
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Allocated Assets of Investments		16.30%		16.60%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 256.7		$ 280.6	284.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		256.7		280.6	284.8
Actual Return on Plan Assets
Balance as of December 31		$ 256.7		$ 280.6	284.8
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Allocated Assets of Investments		12.00%		11.90%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 189.0		$ 202.4	206.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		189.0		202.4	206.2
Actual Return on Plan Assets
Balance as of December 31		$ 189.0		$ 202.4	206.2
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Allocated Assets of Investments		12.10%		12.20%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 191.6		$ 206.2	212.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		191.6		206.2	212.0
Actual Return on Plan Assets
Balance as of December 31		$ 191.6		$ 206.2	212.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Allocated Assets of Investments		5.60%		5.70%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 88.3		$ 96.0	96.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		88.3		96.0	96.3
Actual Return on Plan Assets
Balance as of December 31		$ 88.3		$ 96.0	96.3
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Allocated Assets of Investments		6.20%		6.30%
Pension and Other Postretirement Plans' Assets
Asset Class		$ 97.8		$ 106.4	107.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		97.8		106.4	107.7
Actual Return on Plan Assets
Balance as of December 31		97.8		106.4	107.7
Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		722.0		1,145.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		722.0		1,145.1
Actual Return on Plan Assets
Balance as of December 31		722.0		1,145.1
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		994.3		1,079.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		994.3		1,079.5
Actual Return on Plan Assets
Balance as of December 31		994.3		1,079.5
Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		3,609.9		3,406.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		3,609.9		3,406.7
Actual Return on Plan Assets
Balance as of December 31		3,609.9		3,406.7
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		577.3		610.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		577.3		610.4
Actual Return on Plan Assets
Balance as of December 31		577.3		610.4
Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		674.5		627.3	567.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		674.5		627.3	567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		(17.0)		37.2
Relating to Assets Sold During the Period		61.7		34.9
Purchases and Sales		2.5		(12.7)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		674.5		627.3	567.9
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		(238.8)		(211.6)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		(238.8)		(211.6)
Actual Return on Plan Assets
Balance as of December 31		(238.8)		(211.6)
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		5.8		4.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		5.8		4.0
Actual Return on Plan Assets
Balance as of December 31		5.8		4.0
Equity Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 1,123.4		$ 1,554.7
Year End Allocation
Total		23.50%		31.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 1,123.4		$ 1,554.7
Actual Return on Plan Assets
Balance as of December 31		1,123.4		1,554.7
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 996.6		$ 1,078.7
Year End Allocation
Total		63.20%		63.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 996.6		$ 1,078.7
Actual Return on Plan Assets
Balance as of December 31		996.6		1,078.7
Equity Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		722.0		1,145.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		722.0		1,145.1
Actual Return on Plan Assets
Balance as of December 31		722.0		1,145.1
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		949.4		1,032.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		949.4		1,032.7
Actual Return on Plan Assets
Balance as of December 31		949.4		1,032.7
Equity Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		401.4		409.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		401.4		409.6
Actual Return on Plan Assets
Balance as of December 31		401.4		409.6
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		47.2		46.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		47.2		46.0
Actual Return on Plan Assets
Balance as of December 31		47.2		46.0
Equity Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Equity Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 315.7		$ 588.6
Year End Allocation
Total		6.60%		11.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 315.7		$ 588.6
Actual Return on Plan Assets
Balance as of December 31		315.7		588.6
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 465.1		$ 466.1
Year End Allocation
Total		29.50%		27.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 465.1		$ 466.1
Actual Return on Plan Assets
Balance as of December 31		465.1		466.1
Domestic [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		315.7		588.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		315.7		588.6
Actual Return on Plan Assets
Balance as of December 31		315.7		588.6
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		465.1		466.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		465.1		466.1
Actual Return on Plan Assets
Balance as of December 31		465.1		466.1
Domestic [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 402.3		$ 502.2
Year End Allocation
Total		8.40%		10.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 402.3		$ 502.2
Actual Return on Plan Assets
Balance as of December 31		402.3		502.2
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 484.3		$ 566.6
Year End Allocation
Total		30.70%		33.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 484.3		$ 566.6
Actual Return on Plan Assets
Balance as of December 31		484.3		566.6
International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		402.3		502.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		402.3		502.2
Actual Return on Plan Assets
Balance as of December 31		402.3		502.2
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		484.3		566.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		484.3		566.6
Actual Return on Plan Assets
Balance as of December 31		484.3		566.6
International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 15.6		$ 14.1
Year End Allocation
Total		0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 15.6		$ 14.1
Actual Return on Plan Assets
Balance as of December 31		15.6		14.1
Options [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 15.6		$ 16.4
Year End Allocation
Total		1.00%		1.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 15.6		$ 16.4
Actual Return on Plan Assets
Balance as of December 31		15.6		16.4
Options [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		15.6		14.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		15.6		14.1
Actual Return on Plan Assets
Balance as of December 31		15.6		14.1
Options [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		15.6		16.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		15.6		16.4
Actual Return on Plan Assets
Balance as of December 31		15.6		16.4
Options [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Options [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate Investment Trusts [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4.0		$ 54.3
Year End Allocation
Total		0.10%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 4.0		$ 54.3
Actual Return on Plan Assets
Balance as of December 31		4.0		54.3
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		4.0		54.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		4.0		54.3
Actual Return on Plan Assets
Balance as of December 31		4.0		54.3
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust Global [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 369.7		$ 377.0
Year End Allocation
Total		7.80%		7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 369.7		$ 377.0
Actual Return on Plan Assets
Balance as of December 31		369.7		377.0
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 19.0		$ 29.6
Year End Allocation
Total		1.20%		1.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 19.0		$ 29.6
Actual Return on Plan Assets
Balance as of December 31		19.0		29.6
Common Collective Trust Global [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust Global [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		369.7		377.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		369.7		377.0
Actual Return on Plan Assets
Balance as of December 31		369.7		377.0
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		19.0		29.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		19.0		29.6
Actual Return on Plan Assets
Balance as of December 31		19.0		29.6
Common Collective Trust Global [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust Global [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust International [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 16.1		$ 18.5
Year End Allocation
Total		0.30%		0.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 16.1		$ 18.5
Actual Return on Plan Assets
Balance as of December 31		16.1		18.5
Common Collective Trust International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 12.6
Year End Allocation
Total		0.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 12.6
Actual Return on Plan Assets
Balance as of December 31		12.6
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		16.1		18.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		16.1		18.5
Actual Return on Plan Assets
Balance as of December 31		16.1		18.5
Common Collective Trust International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		12.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		12.6
Actual Return on Plan Assets
Balance as of December 31		12.6
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0
Common Collective Trust International [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0
Fixed Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 2,897.0		$ 2,724.1
Year End Allocation
Total		60.80%		54.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 2,897.0		$ 2,724.1
Actual Return on Plan Assets
Balance as of December 31		2,897.0		2,724.1
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 310.3		$ 332.4
Year End Allocation
Total		19.60%		19.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 310.3		$ 332.4
Actual Return on Plan Assets
Balance as of December 31		310.3		332.4
Fixed Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Fixed Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		2,896.9		2,724.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		2,896.9		2,724.0
Actual Return on Plan Assets
Balance as of December 31		2,896.9		2,724.0
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		310.3		332.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		310.3		332.4
Actual Return on Plan Assets
Balance as of December 31		310.3		332.4
Fixed Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.1		0.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.1		0.1
Actual Return on Plan Assets
Balance as of December 31		0.1		0.1
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Fixed Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 34.2		$ 30.2
Year End Allocation
Total		0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 34.2		$ 30.2
Actual Return on Plan Assets
Balance as of December 31		34.2		30.2
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 100.9		$ 103.7
Year End Allocation
Total		6.40%		6.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 100.9		$ 103.7
Actual Return on Plan Assets
Balance as of December 31		100.9		103.7
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		34.2		30.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		34.2		30.2
Actual Return on Plan Assets
Balance as of December 31		34.2		30.2
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		100.9		103.7
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		100.9		103.7
Actual Return on Plan Assets
Balance as of December 31		100.9		103.7
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 421.9		$ 449.8
Year End Allocation
Total		8.90%		9.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 421.9		$ 449.8
Actual Return on Plan Assets
Balance as of December 31		421.9		449.8
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 58.4		$ 71.1
Year End Allocation
Total		3.70%		4.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 58.4		$ 71.1
Actual Return on Plan Assets
Balance as of December 31		58.4		71.1
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		421.9		449.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		421.9		449.8
Actual Return on Plan Assets
Balance as of December 31		421.9		449.8
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		58.4		71.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		58.4		71.1
Actual Return on Plan Assets
Balance as of December 31		58.4		71.1
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 1,983.2		$ 1,799.5
Year End Allocation
Total		41.60%		36.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 1,983.2		$ 1,799.5
Actual Return on Plan Assets
Balance as of December 31		1,983.2		1,799.5
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 117.7		$ 125.5
Year End Allocation
Total		7.40%		7.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 117.7		$ 125.5
Actual Return on Plan Assets
Balance as of December 31		117.7		125.5
Corporate Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		1,983.2		1,799.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		1,983.2		1,799.5
Actual Return on Plan Assets
Balance as of December 31		1,983.2		1,799.5
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		117.7		125.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		117.7		125.5
Actual Return on Plan Assets
Balance as of December 31		117.7		125.5
Corporate Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 421.5		$ 400.6
Year End Allocation
Total		8.80%		8.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 421.5		$ 400.6
Actual Return on Plan Assets
Balance as of December 31		421.5		400.6
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 20.7		$ 21.3
Year End Allocation
Total		1.30%		1.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 20.7		$ 21.3
Actual Return on Plan Assets
Balance as of December 31		20.7		21.3
Foreign Debt [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		421.4		400.5
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		421.4		400.5
Actual Return on Plan Assets
Balance as of December 31		421.4		400.5
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		20.7		21.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		20.7		21.3
Actual Return on Plan Assets
Balance as of December 31		20.7		21.3
Foreign Debt [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.1		0.1	0.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.1		0.1	0.1
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		0.0		0.0
Relating to Assets Sold During the Period		0.0		0.0
Purchases and Sales		0.0		0.0
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		0.1		0.1	0.1
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 12.8		$ 14.9
Year End Allocation
Total		0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 12.8		$ 14.9
Actual Return on Plan Assets
Balance as of December 31		12.8		14.9
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 4.2		$ 5.9
Year End Allocation
Total		0.30%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 4.2		$ 5.9
Actual Return on Plan Assets
Balance as of December 31		4.2		5.9
State and Local Government [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		12.8		14.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		12.8		14.9
Actual Return on Plan Assets
Balance as of December 31		12.8		14.9
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		4.2		5.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		4.2		5.9
Actual Return on Plan Assets
Balance as of December 31		4.2		5.9
State and Local Government [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 23.4		$ 29.1
Year End Allocation
Total		0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 23.4		$ 29.1
Actual Return on Plan Assets
Balance as of December 31		23.4		29.1
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 8.4		$ 4.9
Year End Allocation
Total		0.50%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 8.4		$ 4.9
Actual Return on Plan Assets
Balance as of December 31		8.4		4.9
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		23.4		29.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		23.4		29.1
Actual Return on Plan Assets
Balance as of December 31		23.4		29.1
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		8.4		4.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		8.4		4.9
Actual Return on Plan Assets
Balance as of December 31		8.4		4.9
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 42.0		$ 12.5
Year End Allocation
Total		0.90%		0.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 42.0		$ 12.5
Actual Return on Plan Assets
Balance as of December 31		42.0		12.5
Infrastructure [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Infrastructure [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		42.0		12.5	0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		42.0		12.5	0.0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		(3.6)		(0.3)
Relating to Assets Sold During the Period		0.3		0.1
Purchases and Sales		32.8		12.7
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		42.0		12.5	0.0
Infrastructure [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 253.7		$ 235.8
Year End Allocation
Total		5.30%		4.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 253.7		$ 235.8
Actual Return on Plan Assets
Balance as of December 31		253.7		235.8
Real Estate [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Real Estate [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		253.7		235.8	238.2
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		253.7		235.8	238.2
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		12.5		5.5
Relating to Assets Sold During the Period		23.8		19.0
Purchases and Sales		(18.4)		(26.9)
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		253.7		235.8	238.2
Real Estate [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Alternative Investments [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 378.7		$ 378.9
Year End Allocation
Total		8.00%		7.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 378.7		$ 378.9
Actual Return on Plan Assets
Balance as of December 31		378.7		378.9
Alternative Investments [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Alternative Investments [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Alternative Investments [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		378.7		378.9	329.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		378.7		378.9	329.6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date		(25.9)		32.0
Relating to Assets Sold During the Period		37.6		15.8
Purchases and Sales		(11.9)		1.5
Transfers into Level 3		0.0		0.0
Transfers out of Level 3		0.0		0.0
Balance as of December 31		378.7		378.9	$ 329.6
Alternative Investments [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 263.0		$ 219.8
Year End Allocation
Total		5.50%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 263.0		$ 219.8
Actual Return on Plan Assets
Balance as of December 31		263.0		219.8
Securities Lending [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		263.0		219.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		263.0		219.8
Actual Return on Plan Assets
Balance as of December 31		263.0		219.8
Securities Lending [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Securities Lending Collateral [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	$ (264.7)		$ (221.5)
Year End Allocation
Total	[5]	(5.50%)		(4.50%)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	$ (264.7)		$ (221.5)
Actual Return on Plan Assets
Balance as of December 31	[5]	(264.7)		(221.5)
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[5]	0.0		0.0
Securities Lending Collateral [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[5]	(264.7)		(221.5)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[5]	(264.7)		(221.5)
Actual Return on Plan Assets
Balance as of December 31	[5]	(264.7)		(221.5)
Trusted Owned Life Insurance [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 212.6		$ 222.4
Year End Allocation
Total		13.50%		13.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 212.6		$ 222.4
Actual Return on Plan Assets
Balance as of December 31		212.6		222.4
Trusted Owned Life Insurance [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Trusted Owned Life Insurance [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		212.6		222.4
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		212.6		222.4
Actual Return on Plan Assets
Balance as of December 31		212.6		222.4
Trusted Owned Life Insurance [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Trusted Owned Life Insurance [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 28.3		$ 10.3
Year End Allocation
Total		1.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 28.3		$ 10.3
Actual Return on Plan Assets
Balance as of December 31		28.3		10.3
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		28.3		10.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		28.3		10.3
Actual Return on Plan Assets
Balance as of December 31		28.3		10.3
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 184.3		$ 212.1
Year End Allocation
Total		11.70%		12.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 184.3		$ 212.1
Actual Return on Plan Assets
Balance as of December 31		184.3		212.1
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		184.3		212.1
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		184.3		212.1
Actual Return on Plan Assets
Balance as of December 31		184.3		212.1
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Cash and Cash Equivalents [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 48.6		$ 53.3
Year End Allocation
Total		1.00%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 48.6		$ 53.3
Actual Return on Plan Assets
Balance as of December 31		48.6		53.3
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		$ 52.1		$ 56.4
Year End Allocation
Total		3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		$ 52.1		$ 56.4
Actual Return on Plan Assets
Balance as of December 31		52.1		56.4
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		44.9		46.8
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		44.9		46.8
Actual Return on Plan Assets
Balance as of December 31		44.9		46.8
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		48.6		53.3
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		48.6		53.3
Actual Return on Plan Assets
Balance as of December 31		48.6		53.3
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		7.2		9.6
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		7.2		9.6
Actual Return on Plan Assets
Balance as of December 31		7.2		9.6
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class		0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1		0.0		0.0
Actual Return on Plan Assets
Balance as of December 31		0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	$ 25.9		$ 9.9
Year End Allocation
Total	[6]	0.50%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	$ 25.9		$ 9.9
Actual Return on Plan Assets
Balance as of December 31	[6]	25.9		9.9
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	$ 5.8		$ 4.0
Year End Allocation
Total	[7]	0.40%		0.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	$ 5.8		$ 4.0
Actual Return on Plan Assets
Balance as of December 31	[7]	5.8		4.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[6]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[7]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[6]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[7]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[6]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	0.0		0.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	0.0		0.0
Actual Return on Plan Assets
Balance as of December 31	[7]	0.0		0.0
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plan [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[6]	25.9		9.9
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[6]	25.9		9.9
Actual Return on Plan Assets
Balance as of December 31	[6]	25.9		9.9
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	[7]	5.8		4.0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	[7]	5.8		4.0
Actual Return on Plan Assets
Balance as of December 31	[7]	$ 5.8		$ 4.0

[1]	Represents existing assets or liabilities that were previously categorized as Level 2.
[2]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[3]	Represents existing assets or liabilities that were previously categorized as Level 3.
[4]	Includes both affiliated and nonaffiliated transactions.
[5]	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.
[6]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
[7]	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.